Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets		$ 26,650	$ 27,425
Total liabilities		16,379	18,473
Net assets by segment		10,271	8,952
Additions to fixed assets	[1]	1,099	795
Mexico [member]
Disclosure of operating segments [line items]
Total assets		3,785	3,837
Total liabilities		1,513	1,523
Net assets by segment		2,272	2,314
Additions to fixed assets	[1]	190	144
United States [member]
Disclosure of operating segments [line items]
Total assets		12,810	12,442
Total liabilities		2,707	2,490
Net assets by segment		10,103	9,952
Additions to fixed assets	[1]	373	284
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,591	1,513
Total liabilities		1,220	1,368
Net assets by segment		371	145
Additions to fixed assets	[1]	94	55
France [member]
Disclosure of operating segments [line items]
Total assets		993	1,052
Total liabilities		476	585
Net assets by segment		517	467
Additions to fixed assets	[1]	44	62
Germany [member]
Disclosure of operating segments [line items]
Total assets		401	416
Total liabilities		287	357
Net assets by segment		114	59
Additions to fixed assets	[1]	29	24
Spain [member]
Disclosure of operating segments [line items]
Total assets		704	1,023
Total liabilities		240	230
Net assets by segment		464	793
Additions to fixed assets	[1]	34	22
Poland [member]
Disclosure of operating segments [line items]
Total assets		322	320
Total liabilities		126	134
Net assets by segment		196	186
Additions to fixed assets	[1]	29	19
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		807	861
Total liabilities		287	283
Net assets by segment		520	578
Additions to fixed assets	[1]	66	32
Colombia [member]
Disclosure of operating segments [line items]
Total assets		962	1,105
Total liabilities		477	514
Net assets by segment		485	591
Additions to fixed assets	[1]	27	14
Panama [member]
Disclosure of operating segments [line items]
Total assets		282	295
Total liabilities		88	78
Net assets by segment		194	217
Additions to fixed assets	[1]	9	3
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		498	493
Total liabilities		219	258
Net assets by segment		279	235
Additions to fixed assets	[1]	22	16
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets		192	158
Total liabilities		87	66
Net assets by segment		105	92
Additions to fixed assets	[1]	15	2
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		262	333
Total liabilities		173	162
Net assets by segment		89	171
Additions to fixed assets	[1]	15	7
Philippines [member]
Disclosure of operating segments [line items]
Total assets		777	761
Total liabilities		153	158
Net assets by segment		624	603
Additions to fixed assets	[1]	89	82
Israel [member]
Disclosure of operating segments [line items]
Total assets		776	769
Total liabilities		526	507
Net assets by segment		250	262
Additions to fixed assets	[1]	45	28
Other Locations [member]
Disclosure of operating segments [line items]
Total assets		1,347	1,860
Total liabilities		7,761	9,754
Net assets by segment		(6,414)	(7,894)
Additions to fixed assets	[1]	13	1
Continuing operation [member]
Disclosure of operating segments [line items]
Total assets		26,509	27,238
Total liabilities		16,340	18,467
Net assets by segment		10,169	8,771
Additions to fixed assets	[1]	1,094	795
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		141	187
Total liabilities		39	6
Net assets by segment		102	181
Additions to fixed assets	[1]	5	0
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets		535	510
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		159	146
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		6	6
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets		41	53
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		3	4
Equity accounted investment [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		1	1
Equity accounted investment [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		9	8
Equity accounted investment [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets		316	292
Equity accounted investment [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets		535	510
All other assets [member]
Disclosure of operating segments [line items]
Total assets		26,115	26,915
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets		3,785	3,837
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		12,651	12,296
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,585	1,507
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets		952	999
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		398	412
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets		704	1,023
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		321	319
All other assets [member] | Rest of EMEAA [member]
Disclosure of operating segments [line items]
Total assets		798	853
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets		962	1,105
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets		282	295
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		498	493
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets		192	158
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		262	333
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets		777	761
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets		776	769
All other assets [member] | Other Locations [member]
Disclosure of operating segments [line items]
Total assets		1,031	1,568
All other assets [member] | Continuing operation [member]
Disclosure of operating segments [line items]
Total assets		25,974	26,728
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		$ 141	$ 187

[1]	In 2021 and 2020, the column “Additions to fixed assets” includes capital expenditures, which comprises acquisitions of property, machinery and equipment as well as additions of assets for the right-of-use, for combined amounts of $1,099 and $795, respectively (note 16).